Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.84%
Australia: 1.95%
Ansell Ltd. (Health care, Health care equipment & supplies)	73,543	$1,598,974
Bapcor Ltd. (Consumer discretionary, Distributors)	40,365	124,154
Steadfast Group Ltd. (Financials, Insurance)	217,758	782,281
		2,505,409
Belgium: 0.67%
Barco NV (Information technology, Electronic equipment, instruments & components)	86,900	862,661
Canada: 3.19%
ATS Corp. (Industrials, Machinery)†	13,100	354,327
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	24,987	3,739,554
		4,093,881
France: 3.06%
Alten SA (Information technology, IT services)	42,626	3,920,935
Germany: 3.30%
Bechtle AG (Information technology, IT services)	28,676	962,476
Gerresheimer AG (Health care, Life sciences tools & services)	12,034	842,865
Krones AG (Industrials, Machinery)	10,576	1,443,132
TAG Immobilien AG (Real estate, Real estate management & development)†	66,544	988,941
		4,237,414
Ireland: 0.52%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	692,072	671,289
Italy: 3.76%
Amplifon SpA (Health care, Health care providers & services)	29,904	799,150
Azimut Holding SpA (Financials, Capital markets)	38,913	1,017,423
De’ Longhi SpA (Consumer discretionary, Household durables)	16,346	574,699
GVS SpA (Industrials, Machinery)144A†	38,174	193,690
Interpump Group SpA (Industrials, Machinery)	47,535	2,242,554
		4,827,516
Japan: 9.98%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	46,800	1,231,840
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	34,020	813,388
DTS Corp. (Information technology, IT services)	78,200	2,132,861
Fuji Seal International, Inc. (Materials, Containers & packaging)	60,400	928,951
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	25,800	1,616,975
MEITEC Group Holdings, Inc. (Industrials, Professional services)	115,600	2,244,645
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	131,300	1,070,720
Orix JREIT, Inc. (Real estate, Office REITs)	1,232	1,367,004
Shizuoka Financial Group, Inc. (Financials, Banks)	78,600	701,304
Taikisha Ltd. (Industrials, Construction & engineering)	23,500	707,318
		12,815,006
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Norway: 1.08%
Atea ASA (Information technology, IT services)	65,261	$831,424
Elopak ASA (Materials, Containers & packaging)	150,024	546,749
		1,378,173
Spain: 1.90%
Viscofan SA (Consumer staples, Food products)	38,406	2,434,371
Sweden: 1.72%
Hexpol AB (Materials, Chemicals)	61,807	578,293
Loomis AB Class B (Industrials, Commercial services & supplies)	51,270	1,631,835
		2,210,128
Switzerland: 0.99%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,758	836,595
Bucher Industries AG (Industrials, Machinery)	1,078	433,498
		1,270,093
United Kingdom: 8.74%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	500,931	1,865,796
Elementis PLC (Materials, Chemicals)	248,850	486,890
Gates Industrial Corp. PLC (Industrials, Machinery)†	72,043	1,490,570
Lancashire Holdings Ltd. (Financials, Insurance)	127,540	1,026,308
LondonMetric Property PLC (Real estate, Diversified REITs)	372,621	857,227
Nomad Foods Ltd. (Consumer staples, Food products)	87,362	1,560,285
S4 Capital PLC (Communication services, Media)†	456,256	211,576
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	28,642
Spectris PLC (Information technology, Electronic equipment, instruments & components)	98,898	3,696,941
		11,224,235
United States: 57.98%
Air Lease Corp. Class A (Industrials, Trading companies & distributors)	20,309	938,276
Alamo Group, Inc. (Industrials, Machinery)	7,924	1,470,377
Amerant Bancorp, Inc. Class A (Financials, Banks)	51,827	1,202,386
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	13,709	349,991
Atkore, Inc. (Industrials, Electrical equipment)	15,658	1,275,188
Azenta, Inc. (Health care, Life sciences tools & services)†	1,213	65,563
Balchem Corp. (Materials, Chemicals)	8,768	1,402,529
Blackbaud, Inc. (Information technology, Software)†	26,242	2,024,570
Brady Corp. Class A (Industrials, Commercial services & supplies)	34,932	2,602,085
Cactus, Inc. Class A (Energy, Energy equipment & services)	28,443	1,698,332
Cadence Bank (Financials, Banks)	21,778	766,586
CBIZ, Inc. (Industrials, Professional services)†	32,699	2,805,901
Chemed Corp. (Health care, Health care providers & services)	4,300	2,416,600
Compass Diversified Holdings (Financials, Financial services)	12,151	258,209
CSW Industrials, Inc. (Industrials, Building products)	4,703	1,551,096
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	271,686	1,719,772
Edgewell Personal Care Co. (Consumer staples, Personal care products)	14,992	499,234
Enovis Corp. (Health care, Health care equipment & supplies)†	28,908	1,358,098
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	16,680	$668,034
Gibraltar Industries, Inc. (Industrials, Building products)†	61,039	3,745,963
Global Blue Group Holding AG (Information technology, IT services)†	55,525	385,344
Graphic Packaging Holding Co. (Materials, Containers & packaging)	97,152	2,664,879
Guardian Pharmacy Services, Inc. Class A (Consumer staples, Consumer staples distribution & retail)†	48,045	1,095,906
Hanover Insurance Group, Inc. (Financials, Insurance)	21,144	3,236,935
Holley, Inc. (Consumer discretionary, Automobile components)†	286,465	873,718
Horace Mann Educators Corp. (Financials, Insurance)	14,619	564,732
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	3,086	507,215
Informatica, Inc. Class A (Information technology, Software)†	77,095	1,979,800
Innospec, Inc. (Materials, Chemicals)	41,973	4,757,640
J&J Snack Foods Corp. (Consumer staples, Food products)	23,749	3,259,075
Kadant, Inc. (Industrials, Machinery)	2,056	766,682
Mayville Engineering Co., Inc. (Industrials, Machinery)†	74,694	1,183,900
MSA Safety, Inc. (Industrials, Commercial services & supplies)	11,862	1,954,027
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	15,094	1,213,709
Old National Bancorp (Financials, Banks)	36,997	882,378
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	21,912	1,682,184
Primo Brands Corp. (Consumer staples, Beverages)	48,889	1,582,537
Progress Software Corp. (Information technology, Software)	30,638	1,756,477
Quaker Chemical Corp. (Materials, Chemicals)	14,623	2,064,475
Quanex Building Products Corp. (Industrials, Building products)	67,132	1,409,772
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	30,187	2,552,613
Teradata Corp. (Information technology, Software)†	22,744	725,761
Terreno Realty Corp. (Real estate, Industrial REITs)	23,415	1,531,809
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	17,913	246,125
Voya Financial, Inc. (Financials, Financial services)	11,707	831,080
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	8,750	1,809,325
Webster Financial Corp. (Financials, Banks)	30,498	1,837,200
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	86,509	1,282,928
Winmark Corp. (Consumer discretionary, Specialty retail)	646	251,675
Ziff Davis, Inc. (Communication services, Interactive media & services)†	13,527	728,970
		74,437,661
Total common stocks (Cost $108,117,992)		126,888,772

		Yield
Short-term investments: 1.04%
Investment companies: 1.04%
Allspring Government Money Market Fund Select Class♠∞		4.32%	1,339,647	1,339,647
Total short-term investments (Cost $1,339,647)				1,339,647
Total investments in securities (Cost $109,457,639)	99.88%			128,228,419
Other assets and liabilities, net	0.12			157,140
Total net assets	100.00%			$128,385,559

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,859,731	$6,840,917	$(7,361,001)	$0	$0	$1,339,647	1,339,647	$24,138
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,505,409	$0	$2,505,409
Belgium	0	862,661	0	862,661
Canada	4,093,881	0	0	4,093,881
France	0	3,920,935	0	3,920,935
Germany	0	4,237,414	0	4,237,414
Ireland	671,289	0	0	671,289
Italy	0	4,827,516	0	4,827,516
Japan	0	12,815,006	0	12,815,006
Norway	1,378,173	0	0	1,378,173
Spain	2,434,371	0	0	2,434,371
Sweden	0	2,210,128	0	2,210,128
Switzerland	0	1,270,093	0	1,270,093
United Kingdom	6,641,425	4,582,810	0	11,224,235
United States	74,437,661	0	0	74,437,661
Short-term investments
Investment companies	1,339,647	0	0	1,339,647
Total assets	$90,996,447	$37,231,972	$0	$128,228,419
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund